Stockholders Equity (Details 1) (Series D Preferred Stock, USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Series D Preferred Stock
Number of Preferred Shares
Shares Outstanding, beginning balance	58,564
Shares Issued		58,564
Shares Outstanding, ending balance	58,564	58,564
Number of Common Shares Convertible
Shares Outstanding, beginning balance	58,564,000
Shares Issued		58,564,000
Shares Outstanding, ending balance	58,564,000	58,564,000
Proceeds if Shares Converted
Amount converted, ending balance
Weighted Average Exercise Price Per Common Stock
Shares Issued		$ 80.25
Sharess Outstanding, ending balance	$ 80.25	$ 80.25